DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES
Schedule of significant components of deferred tax assets and deferred tax liabilities

	December 31,
	2012	2013
	US$	US$
Deferred tax assets—current
Allowance for uncollectible other receivables	747	770
Accrued water resource fee	332	316
Accrued expenses	706	985
Other payable	622	762
Deferred tax assets—current	2,407	2,833

Valuation allowance	(748)	(839)
Net deferred tax assets—current	1,659	1,994

Deferred tax assets—non-current
Net operating loss carryforwards	1,746	2,822
Depreciation of property, plant and equipment	812	948
Provision for impairment allowance	3,481	3,599
Others	10	10
Deferred tax assets—non-current	6,049	7,379

Valuation allowance	(4,720)	(5,853)
Net deferred tax asset—non-current	1,329	1,526

Deferred tax liabilities—current
Undistributed earnings of a foreign subsidiary	—	(300)

Deferred tax liabilities—non-current
Fair value step-up of property, plant and equipment	(23,279)	(23,647)
Fair value step-up of intangible assets	(1,066)	(1,073)
Deferred tax liabilities—non-current	(24,345)	(24,720)